GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
GOODWILL AND OTHER INTANGIBLE ASSETS
Summary of changes in goodwill

	Products	Distribution	Total
Balance, December 31, 2021	$63,646	$2,616	$66,262
Radar acquisition	6,711	—	6,711
Foreign currency translation adjustments	(463)	—	(463)
Balance, March 31, 2022	$69,894	$2,616	$72,510

	Products	Distribution	Total
Balance, December 31, 2019	$63,564	$2,616	$66,180
Foreign currency translation adjustments	134	—	134
Balance, December 31, 2020	$63,698	$2,616	$66,314
Foreign currency translation adjustments	(52)	—	(52)
Balance, December 31, 2021	$63,646	$2,616	$66,262

Summary of intangible assets

	March 31, 2022
				Weighted
		Accumulated		Average
	Gross	amortization	Net	Useful Life
Definite lived intangibles:
Customer relationships	$83,095	$(54,301)	$28,794	11
Technology	12,523	(11,033)	1,490	7
Tradenames	6,700	(3,523)	3,177	4
Non-compete agreements	1,021	(1,021)	—	4
	$103,339	$(69,878)	$33,461
Indefinite lived intangibles:
Tradenames	16,697	—	16,697	Indefinite
Total	$120,036	$(69,878)	$50,158

	December 31, 2021
				Weighted
		Accumulated		Average
	Gross	amortization	Net	Useful Life
Definite lived intangibles:
Customer relationships	$74,078	$(52,536)	$21,542	11
Technology	11,978	(10,988)	990	7
Tradenames	6,473	(3,264)	3,209	4
Non-compete agreements	1,037	(1,037)	—	4
	$93,566	$(67,825)	$25,741
Indefinite lived intangibles:
Tradenames	16,674	—	16,674	Indefinite
Total	$110,240	$(67,825)	$42,415

	December 31, 2021
				Weighted
		Accumulated		Average
	Gross	amortization	Net	Useful Life
Definite lived intangibles:
Customer relationships	$74,078	$(52,536)	$21,542	11
Technology	11,978	(10,988)	990	7
Tradenames	6,473	(3,264)	3,209	4
Non-compete agreements	1,037	(1,037)	—	4
	$93,566	$(67,825)	$25,741
Indefinite lived intangibles:
Tradenames	16,674	—	16,674	Indefinite
Total	$110,240	$(67,825)	$42,415

	December 31, 2020
				Weighted
		Accumulated		Average
	Gross	amortization	Net	Useful Life
Definite lived intangibles:
Customer relationships	$74,123	$(45,815)	$28,308	11
Technology	11,991	(10,333)	1,658	7
Tradenames	6,490	(2,135)	4,355	4
Non-compete agreements	1,041	(1,027)	14	4
	$93,645	$(59,310)	$34,335
Indefinite lived intangibles:
Tradenames	16,674	—	16,674	Indefinite
Total	$110,319	$(59,310)	$51,009

Summary of estimated amortization expense for finite lived intangible assets

Remainder of 2022	$6,202
2023	7,442
2024	4,541
2025	2,553
2026	2,132
Thereafter	10,591
$33,461

2022	$7,682
2023	6,753
2024	3,855
2025	1,855
2026	1,440
Thereafter	4,156
$25,741